Subsequent Events	6 Months Ended
Jan. 26, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 11 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued. Based upon this review, except mentioned above, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statement, other than the restatement discussed in Note 2.